ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.6%

Equity Fund – 99.6%
Invesco QQQ Trust Series 1(a)	119,484	$42,807,532
SPDR S&P 500 ETF Trust(a)	99,300	42,448,764

Total Exchange Traded Funds
(Cost $82,607,657)		85,256,296

MONEY MARKET FUNDS – 1.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.23%(b)	259,642	259,642
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(b)(c)	1,321,475	1,321,475

Total Money Market Funds
(Cost $1,581,117)		1,581,117

Total Investments – 101.5%
(Cost $84,188,774)		86,837,413
Liabilities in Excess of Other Assets – (1.5%)		(1,207,728)
Net Assets – 100.0%		$85,629,685

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $42,807,529; the aggregate market value of the collateral held by the fund is $43,760,600. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $42,439,125.
(b)	Rate shown reflects the 7-day yield as of September 30, 2023.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$85,256,296	$-	$-	$85,256,296
Money Market Funds	1,581,117	-	-	1,581,117
Total	$86,837,413	$-	$-	$86,837,413

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.6%
Money Market Funds	1.9
Total Investments	101.5
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%